Income taxes (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($)		Dec. 31, 2022 SGD ($)		Dec. 31, 2021 USD ($)
Foreign income tax rate	(13.30%)	[1]	(13.30%)	[1]	0.10%	[1]
Taxable income	$ 17,422				$ 48,141
Operating losses carry forward	4,400,000				4,800,000
Deferred tax assets, operating losses carry forward	749,309				812,715
Singapore Subsidiaries [Member]
Deferred tax assets, operating losses carry forward	$ 700,000				800,000
VIET NAM
Foreign income tax rate	20.00%		20.00%
Operating losses carry forward	$ 18,000				19,000
Deferred tax assets, operating losses carry forward	$ 4,000				$ 4,000
Operating losses carry forward description	The net operating losses from the Vietnam subsidiary can be carried forward for five years and expiring from the year 2025 to 2027.		The net operating losses from the Vietnam subsidiary can be carried forward for five years and expiring from the year 2025 to 2027.
MALAYSIA
Foreign income tax rate	24.00%		24.00%
Operating losses carry forward	$ 15,000
Deferred tax assets, operating losses carry forward	$ 4,000
SINGAPORE
Foreign income tax rate	17.00%		17.00%
Income tax description	The applicable tax rate is 17% in Singapore, with 75% of the first $7,255 (SGD 10,000) taxable income and 50% of the next $137,842 (SGD 190,000) taxable income are exempted from income tax.		The applicable tax rate is 17% in Singapore, with 75% of the first $7,255 (SGD 10,000) taxable income and 50% of the next $137,842 (SGD 190,000) taxable income are exempted from income tax.
SINGAPORE | 75% [Member]
Taxable income	$ 7,255		$ 10,000
SINGAPORE | 50% [Member]
Taxable income	$ 137,842		$ 190,000

[1]	It is due to tax rate difference of the entities incorporated in Vietnam and British Virgin Islands.